STOCKHOLDERS' EQUITY (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number Granted | shares	4,320,000
Weighted Average Granted Fair Value Per Share | $ / shares	$ 0.10
Number Vested | shares	4,320,000
Weighted Average Vested Fair Value Per Share | $ / shares	$ 0.10
Exercise Price Dollar 0.10 [Member]
Number Granted | shares	2,880,000
Weighted Average Granted Fair Value Per Share | $ / shares	$ 0.10
Number Vested | shares	2,880,000
Weighted Average Vested Fair Value Per Share | $ / shares	$ 0.10
Exercise Price Dollar 0.10 [Member]
Number Granted | shares	1,440,000
Weighted Average Granted Fair Value Per Share | $ / shares	$ 0.10
Number Vested | shares	1,440,000
Weighted Average Vested Fair Value Per Share | $ / shares	$ 0.10